Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2013	Jul. 31, 2012
Stockholders' equity:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, share authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	105,050,415	94,760,415
Common stock, shares outstanding	105,050,415	94,760,415